Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Amortized cost	$ 53,795	$ 48,232
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	53,220	47,435
Non-investment grade	393	533
Impaired	144	125
Carrying amount of securities measured at FVOCI subject to impairment	53,757	48,093
Items not subject to impairment	470	406
Carrying amount of securities measured at FVOCI	54,227	48,499
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44,864	45,077
Non-investment grade	1,177	1,070
Amount before allowance for credit losses	46,041	46,147
Allowance for credit losses	28	38
Amortized cost	46,013	46,109
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	53,219	46,956
Non-investment grade	383	500
Carrying amount of securities measured at FVOCI subject to impairment	53,602	47,456
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44,820	44,958
Non-investment grade	616	367
Amount before allowance for credit losses	45,436	45,325
Allowance for credit losses	7	6
Amortized cost	45,429	45,319
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	1	479
Non-investment grade	10	33
Carrying amount of securities measured at FVOCI subject to impairment	11	512
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44	119
Non-investment grade	561	703
Amount before allowance for credit losses	605	822
Allowance for credit losses	21	32
Amortized cost	584	790
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	144	125
Carrying amount of securities measured at FVOCI subject to impairment	$ 144	$ 125